Accrued Liabilities and Other Payables (Details) - Schedule of accrued liabilities and other payables - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of Accrued Liabilities and Other Payables [Abstract]
Payroll payables	$ 130,139	$ 126,336
Other payables	169,456	102,873
Total	$ 299,595	$ 229,209